Annual Total Returns- Janus Henderson European Focus Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson European Focus Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.88%)	23.43%	34.73%	(4.99%)	2.73%	(7.25%)	16.11%	(27.82%)	31.43%	26.49%